Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of estimated useful lives of property and equipment
Depreciation of property and equipment is provided using the straight-line method based on the following estimated useful lives:

Years
Computer equipment	3 - 5
Computer software	3
Furniture and fixtures	5 - 10
Leasehold improvements	5
Website development	2
Property and equipment consisted of the following at December 31, 2021 and 2020 (dollars in thousands):

	December 31, 2021	December 31, 2020
Computer software	$1,253	$1,226
Computer equipment	9,063	7,965
Furniture and fixtures	1,181	1,152
Leasehold improvements	1,478	1,064

Total	12,975	11,407
Less: accumulated depreciation and amortization	(9,965)	(7,902)

Property and equipment, net	$3,010	$3,505